UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10067

Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.0% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
	ACTS Aero Technical Support & Service, Inc.
$479,865	Term Loan, 7.31%, Maturing October 5, 2014	$407,886
	AWAS Capital, Inc.
1,199,360	Term Loan, 4.38%, Maturing March 22, 2013	1,013,459
	DAE Aviation Holdings, Inc.
287,234	Term Loan, 6.64%, Maturing July 31, 2014	277,720
285,305	Term Loan, 6.99%, Maturing July 31, 2014	275,854
	Evergreen International Aviation
375,519	Term Loan, 7.75%, Maturing October 31, 2011	349,233
	Hawker Beechcraft Acquisition
54,935	Term Loan, Maturing March 26, 2014 (2)	51,914
945,065	Term Loan, Maturing March 26, 2014 (2)	893,086
2,550,914	Term Loan, 4.70%, Maturing March 26, 2014	2,376,200
148,793	Term Loan, 6.83%, Maturing March 26, 2014	138,604
	Hexcel Corp.
213,766	Term Loan, 5.05%, Maturing March 1, 2012	207,353
	PGS Solutions, Inc.
1,827,339	Term Loan, 5.34%, Maturing February 14, 2013	1,489,282
	TransDigm, Inc.
2,425,000	Term Loan, 4.66%, Maturing June 23, 2013	2,281,520
	Vought Aircraft Industries, Inc.
1,862,855	Term Loan, 7.09%, Maturing December 17, 2011	1,713,050
	Wesco Aircraft Hardware Corp.
500,000	Term Loan, Maturing September 29, 2013 (2)	472,500
413,313	Term Loan, 4.95%, Maturing September 29, 2013	383,350
		$12,331,011
Air Transport — 0.4%
	Delta Air Lines, Inc.
$694,750	Term Loan, 8.08%, Maturing April 30, 2014	$554,758
	Northwest Airlines, Inc.
2,693,000	DIP Loan, 4.87%, Maturing August 21, 2008	2,170,558
		$2,725,316
Automotive — 3.4%
	Accuride Corp.
$3,098,258	Term Loan, 6.41%, Maturing January 31, 2012	$2,881,380
	Adesa, Inc.
3,374,500	Term Loan, 4.95%, Maturing October 18, 2013	3,015,116
	Affina Group, Inc.
268,350	Term Loan, 6.24%, Maturing November 30, 2011	244,198
	Allison Transmission, Inc.
2,014,875	Term Loan, 5.75%, Maturing September 30, 2014	1,775,969
	Chrysler Financial
1,000,000	Term Loan, Maturing August 1, 2014 (2)	840,000
990,013	Term Loan, 6.80%, Maturing August 1, 2014	815,304
	Dayco Products, LLC
926,436	Term Loan, 7.35%, Maturing June 21, 2011	745,781
	Delphi Corp.
1,000,000	DIP Loan, 6.25%, Maturing July 1, 2008	986,563
1,000,000	DIP Loan, 6.75%, Maturing July 1, 2008	984,286
	Dollar Thrifty Automotive Group, Inc.
595,500	Term Loan, 4.70%, Maturing June 15, 2014	488,310

	Ford Motor Co.
$1,460,294	Term Loan, 5.80%, Maturing December 15, 2013	$1,200,407
	General Motors Corp.
2,676,728	Term Loan, 7.06%, Maturing November 29, 2013	2,389,397
	Goodyear Tire & Rubber Co.
3,425,000	Term Loan, 6.43%, Maturing April 30, 2010	3,099,625
	Keystone Automotive Operations, Inc.
992,487	Term Loan, 6.78%, Maturing January 12, 2012	784,065
	LKQ Corp.
672,404	Term Loan, 5.12%, Maturing October 12, 2014	658,956
	Tenneco Automotive, Inc.
525,000	Term Loan, 4.59%, Maturing March 17, 2014	477,750
	TriMas Corp.
187,500	Term Loan, 5.39%, Maturing August 2, 2011	161,250
800,313	Term Loan, 5.49%, Maturing August 2, 2013	688,269
	TRW Automotive, Inc.
918,063	Term Loan, 4.66%, Maturing February 2, 2014	868,334
	United Components, Inc.
963,513	Term Loan, 5.14%, Maturing June 30, 2010	879,206
		$23,984,166
Beverage and Tobacco — 0.4%
	Constellation Brands, Inc.
$620,000	Term Loan, 4.91%, Maturing June 5, 2013	$592,875
	Culligan International Co.
1,806,750	Term Loan, 4.95%, Maturing November 24, 2014	1,395,714
	Van Houtte, Inc.
875,594	Term Loan, 5.20%, Maturing July 11, 2014	785,846
119,399	Term Loan, 5.20%, Maturing July 11, 2014	107,161
		$2,881,596
Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$728,837	Term Loan, 4.21%, Maturing December 31, 2012	$689,308
		$689,308
Building and Development — 3.1%
	AIMCO Properties, L.P.
$1,225,000	Term Loan, 4.20%, Maturing March 23, 2011	$1,109,391
	Beacon Sales Acquisition, Inc.
1,661,972	Term Loan, 6.52%, Maturing September 30, 2013	1,420,986
	Brickman Group Holdings, Inc.
1,287,000	Term Loan, 4.70%, Maturing January 23, 2014	1,158,300
	Building Materials Corp. of America
790,050	Term Loan, 6.69%, Maturing February 22, 2014	634,861
	Capital Automotive (REIT)
325,592	Term Loan, 4.87%, Maturing December 16, 2010	305,802
	Contech Construction Products
785,864	Term Loan, 4.96%, Maturing January 13, 2013	681,737
	Epco/Fantome, LLC
230,000	Term Loan, 5.33%, Maturing November 23, 2010	196,983
	General Growth Properties, Inc.
348,684	Term Loan, 4.30%, Maturing February 24, 2011	300,653
	LNR Property Corp.
1,980,000	Term Loan, 6.36%, Maturing July 3, 2011	1,560,899
	Mueller Water Products, Inc.
1,908,539	Term Loan, 4.86%, Maturing May 24, 2014	1,743,927
	NCI Building Systems, Inc.
187,047	Term Loan, 4.06%, Maturing June 18, 2010	180,033
	Nortek, Inc.
318,450	Term Loan, 5.35%, Maturing August 27, 2011	275,990
	Panolam Industries Holdings, Inc.
1,686,869	Term Loan, 5.44%, Maturing September 30, 2012	1,433,839

	PLY GEM Industries, Inc.
$1,073,632	Term Loan, 5.45%, Maturing August 15, 2011	$918,339
33,581	Term Loan, 5.45%, Maturing August 15, 2011	28,724
	Re/Max International, Inc.
494,444	Term Loan, 7.75%, Maturing December 17, 2012	412,861
	Realogy Corp.
547,379	Term Loan, 6.14%, Maturing September 1, 2014	445,543
2,033,121	Term Loan, 7.51%, Maturing September 1, 2014	1,654,875
	South Edge, LLC
750,000	Term Loan, Maturing October 31, 2009 (2)	435,000
	Standard Pacific Corp.
450,000	Term Loan, 4.82%, Maturing May 5, 2013	369,000
	Stile Acquisition Corp.
319,828	Term Loan, 5.18%, Maturing April 6, 2013	275,629
	Stile U.S. Acquisition Corp.
320,372	Term Loan, 5.18%, Maturing April 6, 2013	276,099
	TRU 2005 RE Holding Co.
4,450,000	Term Loan, 6.12%, Maturing December 9, 2008	4,007,225
	Wintergames Acquisition ULC
2,331,871	Term Loan, 5.97%, Maturing April 24, 2009	2,261,915
		$22,088,611
Business Equipment and Services — 7.7%
	ACCO Brands Corp.
$1,340,476	Term Loan, 4.92%, Maturing August 17, 2012	$1,280,154
	Activant Solutions, Inc.
994,987	Term Loan, 5.56%, Maturing May 1, 2013	864,395
998,109	Term Loan, 6.70%, Maturing May 1, 2013	867,107
	Acxiom Corp.
1,277,500	Term Loan, 5.68%, Maturing September 15, 2012	1,226,400
	Affiliated Computer Services
2,680,373	Term Loan, 4.65%, Maturing March 20, 2013	2,558,499
1,549,900	Term Loan, 4.82%, Maturing March 20, 2013	1,479,428
	Affinion Group, Inc.
1,223,414	Term Loan, 5.55%, Maturing October 17, 2012	1,133,698
	Allied Security Holdings, LLC
330,625	Term Loan, 5.71%, Maturing June 30, 2010	309,135
	Buhrmann US, Inc.
1,000,000	Term Loan, Maturing December 31, 2010 (2)	980,000
193,803	Term Loan, 4.68%, Maturing December 31, 2010	201,865
333,017	Term Loan, 4.74%, Maturing December 31, 2010	329,687
	Cellnet Group, Inc.
499,853	Term Loan, 4.61%, Maturing July 22, 2011	448,618
	DynCorp International, LLC
705,637	Term Loan, 4.63%, Maturing February 11, 2011	663,298
	Education Management, LLC
3,261,618	Term Loan, 4.50%, Maturing June 1, 2013	2,845,761
	Info USA, Inc.
987,500	Term Loan, 4.70%, Maturing February 14, 2012	938,125
	Information Resources, Inc.
870,318	Term Loan, 4.86%, Maturing May 7, 2014	741,946
	Intergraph Corp.
1,674,762	Term Loan, 5.06%, Maturing May 29, 2014	1,519,846
1,000,000	Term Loan, Maturing November 29, 2014 (2)	892,500
	iPayment, Inc.
1,703,685	Term Loan, 4.72%, Maturing May 10, 2013	1,439,614
	Iron Mountain, Inc.
1,662,438	Term Loan, 4.59%, Maturing April 16, 2014	1,635,423
	Kronos, Inc.
788,286	Term Loan, 4.95%, Maturing June 11, 2014	640,482
	Language Line, Inc.
481,163	Term Loan, 5.95%, Maturing June 11, 2011	442,670

	Mitchell International, Inc.
$1,485,000	Term Loan, 4.67%, Maturing March 28, 2014	$1,314,225
	N.E.W. Holdings I, LLC
1,162,820	Term Loan, 6.03%, Maturing May 22, 2014	933,163
	Protection One, Inc.
2,028,298	Term Loan, 5.15%, Maturing March 31, 2012	1,754,477
	Quintiles Transnational Corp.
2,405,912	Term Loan, 4.70%, Maturing March 31, 2013	2,258,550
	RiskMetrics Group Holdings, LLC
1,534,500	Term Loan, 4.95%, Maturing January 11, 2014	1,469,284
	Sabre, Inc.
4,190,795	Term Loan, 5.24%, Maturing September 30, 2014	3,451,120
	Safenet, Inc.
744,375	Term Loan, 7.13%, Maturing April 12, 2014	602,944
	Serena Software, Inc.
890,435	Term Loan, 7.18%, Maturing March 10, 2013	792,487
	Sitel (Client Logic)
1,022,133	Term Loan, 5.14%, Maturing January 29, 2014	822,817
	Solera Nederland Holdings
1,477,542	Term Loan, 4.88%, Maturing May 15, 2014	1,315,013
	SunGard Data Systems, Inc.
6,425,353	Term Loan, 4.88%, Maturing February 11, 2013	5,981,419
	TDS Investor Corp.
274,294	Term Loan, 4.95%, Maturing August 23, 2013	240,399
2,488,731	Term Loan, 4.95%, Maturing August 23, 2013	2,177,640
1,367,022	Term Loan, 4.95%, Maturing August 23, 2013	1,198,098
	Transaction Network Services, Inc.
415,940	Term Loan, 5.06%, Maturing May 4, 2012	378,506
	URS Corp.
458,972	Term Loan, 5.42%, Maturing May 15, 2013	458,112
	Valassis Communications, Inc.
1,517,364	Term Loan, 4.45%, Maturing March 2, 2014	1,411,148
	VWR International, Inc.
1,175,000	Term Loan, 5.20%, Maturing June 28, 2013	997,281
	West Corp.
1,000,000	Term Loan, Maturing October 24, 2013 (2)	870,000
2,470,050	Term Loan, 5.55%, Maturing October 24, 2013	2,146,053
		$54,011,387
Cable and Satellite Television — 5.3%
	Atlantic Broadband Finance, LLC
$1,630,900	Term Loan, 4.95%, Maturing February 10, 2011	$1,467,810
	Bresnan Broadband Holdings, LLC
2,700,000	Term Loan, 5.00%, Maturing March 29, 2014	2,415,150
1,300,000	Term Loan, 5.93%, Maturing March 29, 2014	1,162,850
	Cequel Communications, LLC
3,977,500	Term Loan, 6.51%, Maturing November 5, 2013	3,370,434
	Charter Communications Operating, Inc.
8,434,441	Term Loan, 5.26%, Maturing April 28, 2013	7,146,434
	CSC Holdings, Inc.
4,764,582	Term Loan, 4.75%, Maturing March 29, 2013	4,464,504
	CW Media Holdings, Inc.
447,750	Term Loan, 5.95%, Maturing February 15, 2015	420,885
	DirecTV Holdings, LLC
1,802,922	Term Loan, 4.20%, Maturing April 13, 2013	1,738,318
	Insight Midwest Holdings, LLC
3,712,500	Term Loan, 6.73%, Maturing April 6, 2014	3,396,937
	MCC Iowa, LLC
176,750	Term Loan, 4.33%, Maturing March 31, 2010	156,129
	Mediacom Broadband Group
1,244,350	Term Loan, 4.57%, Maturing January 31, 2015	1,079,029
994,962	Term Loan, 4.57%, Maturing January 31, 2015	862,775

	Mediacom Illinois, LLC
$2,392,219	Term Loan, 4.57%, Maturing January 31, 2015	$2,082,228
	NTL Investment Holdings, Ltd.
1,000,000	Term Loan, Maturing March 30, 2012 (2)	870,000
677,570	Term Loan, 6.06%, Maturing March 30, 2012	613,252
	UPC Broadband Holding B.V.
6,500,000	Term Loan, 4.87%, Maturing December 31, 2014	5,801,250
		$37,047,985
Chemicals and Plastics — 6.0%
	AZ Chem US, Inc.
$990,000	Term Loan, 5.27%, Maturing February 28, 2013	$769,725
	Brenntag Holding GmbH and Co. KG
255,273	Term Loan, 5.79%, Maturing December 23, 2013	221,928
1,044,727	Term Loan, 5.79%, Maturing December 23, 2013	908,260
	Celanese Holdings, LLC
4,852,794	Term Loan, 6.23%, Maturing April 2, 2014	4,537,362
	Cognis GmbH
975,000	Term Loan, 4.80%, Maturing September 15, 2013	810,469
	Columbian Chemicals Acquisition
1,469,778	Term Loan, 5.20%, Maturing March 16, 2013	1,308,102
	Foamex L.P.
1,217,647	Term Loan, 7.29%, Maturing February 12, 2013	1,016,735
	Georgia Gulf Corp.
1,322,578	Term Loan, 5.70%, Maturing October 3, 2013	1,206,026
	Hercules, Inc.
260,488	Term Loan, 4.20%, Maturing October 8, 2010	245,836
	Hexion Specialty Chemicals, Inc.
496,250	Term Loan, 5.00%, Maturing May 5, 2012	462,288
497,107	Term Loan, 5.00%, Maturing May 5, 2013	463,086
1,686,614	Term Loan, 5.38%, Maturing May 5, 2013	1,571,188
2,294,228	Term Loan, 7.00%, Maturing May 5, 2013	2,137,218
	Huish Detergents, Inc.
595,500	Term Loan, 4.70%, Maturing April 26, 2014	499,972
	Huntsman International, LLC
3,629,268	Term Loan, 4.43%, Maturing August 16, 2012	3,496,575
	INEOS Group
1,911,500	Term Loan, 4.88%, Maturing December 14, 2013	1,761,568
1,911,500	Term Loan, 5.38%, Maturing December 14, 2014	1,761,568
	Innophos, Inc.
1,606,507	Term Loan, 4.70%, Maturing August 10, 2010	1,522,165
	Invista B.V.
195,500	Term Loan, 4.20%, Maturing April 30, 2010	188,657
161,119	Term Loan, 4.20%, Maturing April 29, 2011	153,869
85,405	Term Loan, 4.20%, Maturing April 29, 2011	81,562
	ISP Chemco, Inc.
2,779,000	Term Loan, 4.83%, Maturing June 4, 2014	2,533,523
	Kleopatra
1,175,000	Term Loan, 7.04%, Maturing January 3, 2016	846,000
	Kranton Polymers, LLC
1,777,498	Term Loan, 6.75%, Maturing May 12, 2013	1,533,092
	Lucite International Group Holdings
794,490	Term Loan, Maturing July 7, 2013 (2)	761,717
205,510	Term Loan, Maturing July 7, 2013 (2)	197,033
909,375	Term Loan, 5.50%, Maturing July 7, 2013	684,438
321,995	Term Loan, 5.50%, Maturing July 7, 2013	250,687
	MacDermid, Inc.
2,302,118	Term Loan, 4.70%, Maturing April 12, 2014	1,945,289
	Millenium Inorganic Chemicals
872,813	Term Loan, 4.95%, Maturing April 30, 2014	724,434
	Momentive Performance Material
1,123,503	Term Loan, 4.94%, Maturing December 4, 2013	994,300

	Mosaic Co.
$82,095	Term Loan, 4.50%, Maturing December 21, 2012	$80,915
	MSCI, Inc.
997,500	Term Loan, 6.09%, Maturing November 5, 2014	998,747
	Nalco Co.
2,756,520	Term Loan, 5.26%, Maturing November 4, 2010	2,690,068
	Propex Fabrics, Inc.
156,530	Term Loan, 9.24%, Maturing July 31, 2012	107,139
	Rockwood Specialties Group, Inc.
2,854,655	Term Loan, 4.74%, Maturing December 10, 2012	2,712,716
	Solo Cup Co.
184,905	Term Loan, 6.35%, Maturing February 27, 2011	172,886
		$42,357,143
Clothing/Textiles — 0.3%
	Hanesbrands, Inc.
$1,290,045	Term Loan, 4.89%, Maturing September 5, 2013	$1,241,668
	The William Carter Co.
1,044,013	Term Loan, 4.59%, Maturing July 14, 2012	972,673
		$2,214,341
Conglomerates — 2.5%
	Amsted Industries, Inc.
$2,494,304	Term Loan, 6.05%, Maturing October 15, 2010	$2,382,061
467,457	Term Loan, 5.08%, Maturing April 5, 2013	446,422
	Doncasters (Dunde HoldCo 4 Ltd.)
681,731	Term Loan, 5.36%, Maturing July 13, 2015	568,677
681,731	Term Loan, 5.86%, Maturing July 13, 2015	569,813
	Gentek, Inc.
687,051	Term Loan, 5.71%, Maturing February 28, 2011	637,240
	Jarden Corp.
2,183,240	Term Loan, 4.45%, Maturing January 24, 2012	2,030,717
87,374	Term Loan, 4.45%, Maturing January 24, 2012	81,270
994,987	Term Loan, 5.20%, Maturing January 24, 2012	955,603
	Johnson Diversey, Inc.
1,254,899	Term Loan, 5.11%, Maturing December 16, 2011	1,187,448
	Polymer Group, Inc.
1,463,590	Term Loan, 4.92%, Maturing November 22, 2012	1,251,369
	RBS Global, Inc.
1,197,500	Term Loan, 5.33%, Maturing July 19, 2013	1,092,719
2,401,639	Term Loan, 6.38%, Maturing July 19, 2013	2,191,496
	RGIS Holdings, LLC
117,032	Term Loan, 5.20%, Maturing April 30, 2014	95,186
2,340,649	Term Loan, 5.47%, Maturing April 30, 2014	1,903,727
	US Investigations Services, Inc.
2,310,846	Term Loan, 5.60%, Maturing February 21, 2015	1,946,888
	Vertrue, Inc.
572,125	Term Loan, 5.70%, Maturing August 16, 2014	514,912
		$17,855,548
Containers and Glass Products — 2.9%
	Berry Plastics Corp.
$3,716,231	Term Loan, 5.10%, Maturing April 3, 2015	$3,175,828
	Consolidated Container Co.
742,500	Term Loan, 5.50%, Maturing March 28, 2014	569,869
	Crown Americas, Inc.
490,000	Term Loan, 4.82%, Maturing November 15, 2012	465,500
	Graham Packaging Holdings Co.
6,454,906	Term Loan, 5.96%, Maturing October 7, 2011	5,924,171
	Graphic Packaging International, Inc.
500,000	Term Loan, Maturing May 16, 2014 (2)	455,000
6,023,258	Term Loan, 6.03%, Maturing May 16, 2014	5,379,938

	JSG Acquisitions
$195,000	Term Loan, 6.50%, Maturing December 31, 2013	$169,894
195,000	Term Loan, 6.75%, Maturing December 13, 2014	170,381
	Kranson Industries, Inc.
296,059	Term Loan, 4.93%, Maturing July 31, 2013	270,894
	Owens-Brockway Glass Container
406,938	Term Loan, 4.10%, Maturing June 14, 2013	385,912
	Pregis Corp.
292,500	Term Loan, 4.95%, Maturing October 12, 2011	272,025
	Smurfit-Stone Container Corp.
505,255	Term Loan, 4.60%, Maturing November 1, 2011	481,950
242,026	Term Loan, 5.13%, Maturing November 1, 2011	230,862
597,272	Term Loan, 5.13%, Maturing November 1, 2011	569,722
1,495,382	Term Loan, 5.13%, Maturing November 1, 2011	1,426,408
	Tegrant Holding Corp.
990,000	Term Loan, 5.43%, Maturing March 8, 2013	707,850
		$20,656,204
Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
$2,166,342	Term Loan, 5.69%, Maturing July 31, 2013	$2,003,867
	Bausch & Lomb, Inc.
80,000	Term Loan, 5.95%, Maturing April 30, 2015 (3)	77,864
319,200	Term Loan, 5.95%, Maturing April 30, 2015	310,676
	Prestige Brands, Inc.
241,035	Term Loan, 6.97%, Maturing April 7, 2011	227,778
		$2,620,185
Drugs — 1.0%
	Chattem, Inc.
$643,860	Term Loan, 6.13%, Maturing January 2, 2013	$618,106
	Graceway Pharmaceuticals, LLC
1,029,274	Term Loan, 5.43%, Maturing May 3, 2012	895,468
	Pharmaceutical Holdings Corp.
246,446	Term Loan, 5.93%, Maturing January 30, 2012	234,124
	Royal Pharma Finance Trust
495,000	Term Loan, 4.95%, Maturing April 16, 2013	492,216
	Stiefel Laboratories, Inc.
1,071,541	Term Loan, 6.69%, Maturing December 28, 2013	993,854
1,400,940	Term Loan, 6.69%, Maturing December 28, 2013	1,299,372
	Warner Chilcott Corp.
230,952	Term Loan, Maturing January 18, 2012 (2)	226,910
769,048	Term Loan, Maturing January 18, 2012 (2)	755,590
520,291	Term Loan, 4.70%, Maturing January 18, 2012	470,494
1,417,380	Term Loan, 4.83%, Maturing January 18, 2012	1,274,143
		$7,260,277
Ecological Services and Equipment — 1.1%
	Allied Waste Industries, Inc.
$1,329,840	Term Loan, 4.33%, Maturing January 15, 2012	$1,259,358
799,549	Term Loan, 4.75%, Maturing January 15, 2012	757,173
	Big Dumpster Merger Sub, Inc.
1,028,066	Term Loan, 4.95%, Maturing February 5, 2013	868,716
	Casella Waste Systems, Inc.
994,857	Term Loan, 4.89%, Maturing April 28, 2010	948,845
	IESI Corp.
2,000,000	Term Loan, 6.14%, Maturing January 20, 2012	1,857,500
	Sensus Metering Systems, Inc.
196,435	Term Loan, 5.80%, Maturing December 17, 2010	176,792
13,550	Term Loan, 6.88%, Maturing December 17, 2010	12,195
	Synagro Technologies, Inc.
744,375	Term Loan, 5.07%, Maturing June 21, 2012	614,109

	Waste Services, Inc.
$814,129	Term Loan, 5.15%, Maturing March 31, 2011	$759,175
	Wastequip, Inc.
432,870	Term Loan, 4.95%, Maturing February 5, 2013	365,775
		$7,619,638
Electronics/Electrical — 3.6%
	Aspect Software, Inc.
$1,146,017	Term Loan, 5.63%, Maturing July 11, 2011	$1,060,066
	Baldor Electric Co.
823,776	Term Loan, 4.72%, Maturing January 31, 2014	786,878
	EnerSys Capital, Inc.
489,981	Term Loan, 4.74%, Maturing March 17, 2011	458,132
	Fairchild Semiconductor Corp.
564,938	Term Loan, 4.20%, Maturing June 26, 2013	522,567
	Freescale Semiconductor, Inc.
4,359,937	Term Loan, 4.87%, Maturing December 1, 2013	3,688,110
	Infor Enterprise Solutions Holdings
2,491,225	Term Loan, 5.45%, Maturing July 28, 2012	2,204,734
1,457,204	Term Loan, 6.45%, Maturing July 28, 2012	1,300,555
760,280	Term Loan, 6.45%, Maturing July 28, 2012	678,550
	Invensys International Holding
1,472,222	Term Loan, 5.13%, Maturing December 15, 2010	1,413,333
527,778	Term Loan, 5.04%, Maturing January 15, 2011	507,986
	Network Solutions, LLC
896,419	Term Loan, 5.20%, Maturing March 7, 2014	726,100
	Open Solutions, Inc.
2,178,268	Term Loan, 5.85%, Maturing January 23, 2014	1,843,854
1,000,000	Term Loan, 5.85%, Maturing January 23, 2014	810,000
	Sensata Technologies Finance Co.
2,573,902	Term Loan, 5.06%, Maturing April 27, 2013	2,239,295
	Spectrum Brands, Inc.
120,609	Term Loan, 7.12%, Maturing March 30, 2013	107,794
2,367,252	Term Loan, 7.80%, Maturing March 30, 2013	2,115,732
	SS&C Technologies, Inc.
1,528,118	Term Loan, 4.70%, Maturing November 23, 2012	1,390,588
	TTM Technologies, Inc.
187,500	Term Loan, 5.43%, Maturing October 27, 2012	177,187
	VeriFone, Inc.
1,044,022	Term Loan, 5.25%, Maturing October 31, 2013	970,940
	Vertafore, Inc.
2,227,584	Term Loan, 5.59%, Maturing January 31, 2012	2,071,653
		$25,074,054
Equipment Leasing — 0.5%
	Maxim Crane Works, L.P.
$621,875	Term Loan, 5.11%, Maturing June 29, 2014	$537,922
	The Hertz Corp.
379,938	Term Loan, 4.35%, Maturing December 21, 2012	355,622
2,101,188	Term Loan, 4.43%, Maturing December 21, 2012	1,966,712
	United Rentals, Inc.
302,133	Term Loan, 4.95%, Maturing February 14, 2011	290,299
714,539	Term Loan, 5.10%, Maturing February 14, 2011	686,552
		$3,837,107
Farming/Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
$1,433,421	Term Loan, 7.00%, Maturing December 16, 2012	$1,344,728
	Central Garden & Pet Co.
245,000	Term Loan, 4.08%, Maturing February 28, 2014	208,250
	United Agri Products, Inc.
1,223,847	Term Loan, 6.68%, Maturing June 8, 2012	1,197,841
		$2,750,819

Financial Intermediaries — 1.7%
	Asset Acceptence Capital Corp.
$1,083,271	Term Loan, 5.57%, Maturing June 5, 2013	$974,944
	Citco III, Ltd.
3,150,000	Term Loan, 6.97%, Maturing June 30, 2014	2,811,375
	E.A. Viner International Co.
664,900	Term Loan, 5.70%, Maturing July 31, 2013	582,918
	Grosvenor Capital Management
1,694,898	Term Loan, 5.09%, Maturing December 5, 2013	1,593,204
	INVESTools, Inc.
270,000	Term Loan, 5.95%, Maturing August 13, 2012	245,700
	LPL Holdings, Inc.
3,189,533	Term Loan, 4.70%, Maturing December 18, 2014	2,862,606
	Nuveen Investments, Inc.
1,550,000	Term Loan, 5.68%, Maturing November 2, 2014	1,400,329
	Oxford Acquisition III, Ltd.
1,859,640	Term Loan, 5.64%, Maturing May 24, 2014	1,540,401
		$12,011,477
Food Products — 2.5%
	Acosta, Inc.
$2,910,687	Term Loan, 4.96%, Maturing July 28, 2013	$2,643,873
	Advance Food Company, Inc.
19,950	Term Loan, 4.45%, Maturing March 16, 2014	17,057
231,000	Term Loan, 4.45%, Maturing March 16, 2014	197,505
	Advantage Sales & Marketing, Inc.
1,722,393	Term Loan, 4.74%, Maturing March 29, 2013	1,517,859
298,414	Term Loan, 4.74%, Maturing March 29, 2013	262,977
	American Seafoods Group, LLC
341,950	Term Loan, 4.45%, Maturing September 30, 2011	318,014
1,182,203	Term Loan, 4.45%, Maturing September 30, 2012	1,093,538
	B&G Foods, Inc.
1,500,000	Term Loan, 5.09%, Maturing February 23, 2013	1,417,500
	Birds Eye Foods, Inc.
1,285,000	Term Loan, 4.45%, Maturing March 22, 2013	1,150,075
	Dean Foods Co.
3,467,487	Term Loan, 4.45%, Maturing April 2, 2014	3,231,504
	Dole Food Company, Inc.
93,660	Term Loan, 4.71%, Maturing April 12, 2013	80,727
206,521	Term Loan, 5.40%, Maturing April 12, 2013	178,004
688,404	Term Loan, 5.75%, Maturing April 12, 2013	593,347
	Michael Foods, Inc.
252,790	Term Loan, 6.70%, Maturing November 21, 2010	245,680
	Nash-Finch Co.
474,800	Term Loan, 5.38%, Maturing November 12, 2010	443,938
	Pinnacle Foods Finance, LLC
3,101,563	Term Loan, 7.41%, Maturing April 2, 2014	2,703,012
	Reddy Ice Group, Inc.
1,675,000	Term Loan, 6.13%, Maturing August 9, 2012	1,453,062
		$17,547,672
Food Service — 2.0%
	AFC Enterprises, Inc.
$157,043	Term Loan, 5.00%, Maturing May 23, 2009	$139,768
	Aramark Corp.
4,692,604	Term Loan, 4.57%, Maturing January 26, 2014	4,383,676
298,388	Term Loan, 7.22%, Maturing January 26, 2014	278,744
	Buffets, Inc.
785,714	DIP Loan, 11.25%, Maturing January 22, 2009 (3)	781,786
169,102	Term Loan, 7.93%, Maturing May 1, 2013	95,966
1,266,451	Term Loan, 11.39%, Maturing November 1, 2013	718,711
	CBRL Group, Inc.
1,560,013	Term Loan, 4.62%, Maturing April 27, 2013	1,456,338

	Denny’s, Inc.
$123,333	Term Loan, 4.63%, Maturing March 31, 2012	$116,010
507,125	Term Loan, 4.68%, Maturing March 31, 2012	477,015
	JRD Holdings, Inc.
460,156	Term Loan, 7.19%, Maturing June 26, 2014	424,494
	NPC International, Inc.
920,000	Term Loan, 4.69%, Maturing May 3, 2013	809,600
	OSI Restaurant Partners, LLC
254,791	Term Loan, 5.10%, Maturing May 9, 2013	198,100
3,115,466	Term Loan, 5.00%, Maturing May 9, 2014	2,422,275
	QCE Finance, LLC
984,969	Term Loan, 6.51%, Maturing May 5, 2013	820,163
	Sagittarius Restaurants, LLC
245,000	Term Loan, 4.95%, Maturing March 29, 2013	186,812
	Weight Watchers International, Inc.
987,500	Term Loan, 4.25%, Maturing January 26, 2014	931,336
		$14,240,794
Food/Drug Retailers — 2.0%
	General Nutrition Centers, Inc.
$2,305,491	Term Loan, 5.86%, Maturing September 16, 2013	$1,881,280
	Krispy Kreme Doughnut Corp.
342,632	Term Loan, 6.74%, Maturing February 16, 2014	324,644
	Pantry, Inc. (The)
611,111	Term Loan, 4.43%, Maturing May 15, 2014 (3)	517,917
2,122,847	Term Loan, 4.46%, Maturing May 15, 2014	1,799,113
	Rite Aid Corp.
5,150,000	Term Loan, 4.61%, Maturing June 1, 2014	4,660,750
	Roundy’s Supermarkets, Inc.
3,307,156	Term Loan, 5.69%, Maturing November 3, 2011	3,100,459
	Supervalu, Inc.
1,497,851	Term Loan, 4.19%, Maturing June 1, 2012	1,430,917
		$13,715,080
Forest Products — 1.4%
	Appleton Papers, Inc.
$893,250	Term Loan, 5.21%, Maturing June 5, 2014	$806,902
	Domtar Corp.
801,250	Term Loan, 3.93%, Maturing March 7, 2014	751,458
	Georgia-Pacific Corp.
987,500	Term Loan, 4.68%, Maturing December 20, 2012	917,425
5,863,234	Term Loan, 4.73%, Maturing December 20, 2012	5,447,167
	Newpage Corp.
500,000	Term Loan, Maturing December 5, 2014 (2)	487,500
1,021,188	Term Loan, 6.31%, Maturing December 5, 2014	1,003,475
	Xerium Technologies, Inc.
711,914	Term Loan, 5.45%, Maturing May 18, 2012	606,907
		$10,020,834
Healthcare — 9.4%
	Accellent, Inc.
$1,476,099	Term Loan, 5.84%, Maturing November 22, 2012	$1,254,684
	Advanced Medical Optics, Inc.
1,000,000	Term Loan, Maturing April 2, 2014 (2)	840,000
1,737,462	Term Loan, 5.66%, Maturing April 2, 2014	1,640,825
	American Medical Systems
675,176	Term Loan, 5.38%, Maturing July 20, 2012	600,063
	AMN Healthcare, Inc.
987,802	Term Loan, 4.45%, Maturing November 2, 2011	913,717
	AMR HoldCo, Inc.
1,428,482	Term Loan, 4.99%, Maturing February 10, 2012	1,324,024
	Biomet, Inc.
1,990,000	Term Loan, 5.70%, Maturing December 26, 2014	1,917,365

	Cardinal Health 409, Inc.
$3,379,487	Term Loan, 4.95%, Maturing April 10, 2014	$2,796,526
	Carestream Health, Inc.
2,949,007	Term Loan, 5.61%, Maturing April 30, 2013	2,440,303
	Community Health Systems, Inc.
324,826	Term Loan, 0.00%, Maturing July 25, 2014 (3)	300,120
6,349,167	Term Loan, 5.34%, Maturing July 25, 2014	5,866,262
	Concentra, Inc.
471,438	Term Loan, 4.95%, Maturing June 25, 2014	399,543
	ConMed Corp.
688,959	Term Loan, 4.18%, Maturing April 13, 2013	661,401
	CRC Health Corp.
1,699,130	Term Loan, 4.92%, Maturing February 6, 2013	1,497,359
770,551	Term Loan, 4.92%, Maturing February 6, 2013	679,048
	DaVita, Inc.
3,056,280	Term Loan, 5.14%, Maturing October 5, 2012	2,878,114
	DJO Finance, LLC
548,625	Term Loan, 5.70%, Maturing May 15, 2014	521,194
	Fresenius Medical Care Holdings
1,264,760	Term Loan, 4.13%, Maturing March 31, 2013	1,211,686
	Hanger Orthopedic Group, Inc.
306,456	Term Loan, 4.68%, Maturing May 30, 2013	286,536
	HCA, Inc.
6,384,299	Term Loan, 4.95%, Maturing November 18, 2013	5,880,968
	Health Management Association, Inc.
7,316,227	Term Loan, 4.45%, Maturing February 28, 2014	6,373,121
	HealthSouth Corp.
2,609,382	Term Loan, 5.50%, Maturing March 10, 2013	2,417,665
	Ikaria Acquisition, Inc.
308,019	Term Loan, 4.95%, Maturing March 28, 2013	289,538
	IM U.S. Holdings, LLC
1,341,119	Term Loan, 4.67%, Maturing June 26, 2014	1,192,757
	Invacare Corp.
1,068,142	Term Loan, 5.33%, Maturing February 12, 2013	992,037
	inVentiv Health, Inc.
57,278	Term Loan, 0.00%, Maturing July 6, 2014 (3)	51,980
1,593,047	Term Loan, 4.45%, Maturing July 6, 2014	1,445,690
	Leiner Health Products, Inc.
326,317	Term Loan, 0.00%, Maturing September 10, 2008 (3)	321,422
667,813	Term Loan, 0.00%, Maturing September 10, 2008 (3)	657,796
231,521	Term Loan, 8.75%, Maturing May 27, 2011	105,111
	LifePoint Hospitals, Inc.
1,449,394	Term Loan, 4.71%, Maturing April 15, 2012	1,341,984
	Magellan Health Services, Inc.
375,000	Term Loan, 4.49%, Maturing August 15, 2008	367,500
62,500	Term Loan, 4.57%, Maturing August 15, 2008	61,250
	Matria Healthcare, Inc.
460,587	Term Loan, 4.70%, Maturing January 19, 2012	444,466
890,133	Term Loan, 4.88%, Maturing January 19, 2012	858,978
	MultiPlan Merger Corp.
974,693	Term Loan, 5.20%, Maturing April 12, 2013	882,402
1,645,907	Term Loan, 5.20%, Maturing April 12, 2013	1,490,061
	Mylan, Inc.
399,000	Term Loan, 6.08%, Maturing October 2, 2014	385,659
	National Mentor Holdings, Inc.
1,207,584	Term Loan, 4.70%, Maturing June 29, 2013	1,056,636
73,271	Term Loan, 5.31%, Maturing June 29, 2013	64,112
	National Rental Institutes, Inc.
233,547	Term Loan, 5.00%, Maturing March 31, 2013	204,938
	Physiotherapy Associates, Inc.
583,667	Term Loan, 6.48%, Maturing June 27, 2013	496,117

	Psychiatric Solutions Inc.
$994,453	Term Loan, 4.99%, Maturing May 31, 2014	$927,327
	RadNet Management, Inc.
493,752	Term Loan, 7.26%, Maturing November 15, 2012	474,002
	ReAble Therapeutics Finance, LLC
3,816,478	Term Loan, 4.70%, Maturing November 16, 2013	3,501,619
	Renal Advantage, Inc.
801,576	Term Loan, 5.26%, Maturing October 5, 2012	721,418
	Select Medical Holding Corp.
2,264,673	Term Loan, 5.06%, Maturing February 24, 2012	2,011,030
	Sunrise Medical Holdings, Inc.
720,201	Term Loan, 7.03%, Maturing May 13, 2010	594,166
	United Surgical Partners International
161,290	Term Loan, 4.35%, Maturing April 19, 2014 (3)	144,355
830,323	Term Loan, 5.49%, Maturing April 19, 2014	743,139
	Vanguard Health Holding Co., LLC
980,174	Term Loan, 4.95%, Maturing September 23, 2011	911,971
	Viant Holdings, Inc.
397,000	Term Loan, 4.95%, Maturing June 25, 2014	317,600
		$65,757,585
Home Furnishings — 1.7%
	Hunter Fan Co.
$291,275	Term Loan, 5.57%, Maturing April 16, 2014	$238,117
	Interline Brands, Inc.
1,694,271	Term Loan, 4.41%, Maturing June 23, 2013	1,592,615
1,170,635	Term Loan, 4.41%, Maturing June 23, 2013	1,100,397
	National Bedding Co., LLC
3,763,234	Term Loan, 4.74%, Maturing August 31, 2011	3,104,668
290,884	Term Loan, 7.70%, Maturing August 31, 2012	215,254
	Oreck Corp.
491,117	Term Loan, 7.66%, Maturing February 2, 2012 (4)	228,860
	Sealy Mattress Co.
1,950,000	Term Loan, 4.41%, Maturing August 25, 2011	1,725,750
1,175,999	Term Loan, 4.15%, Maturing August 25, 2012	1,011,359
	Simmons Co.
2,777,728	Term Loan, 5.63%, Maturing December 19, 2011	2,440,929
		$11,657,949
Industrial Equipment — 2.2%
	Aearo Technologies, Inc.
$942,875	Term Loan, 6.50%, Maturing July 2, 2014	$941,696
	Brand Energy & Infrastructure Services, Inc.
547,250	Term Loan, 6.07%, Maturing February 7, 2014	514,415
	Bucyrus International, Inc.
497,500	Term Loan, 5.03%, Maturing May 4, 2014	470,137
	CEVA Group PLC U.S.
238,536	Term Loan, Maturing January 4, 2014 (2)	215,875
759,551	Term Loan, Maturing January 4, 2014 (2)	691,191
246,299	Term Loan, 5.70%, Maturing January 4, 2014	225,324
745,756	Term Loan, 5.70%, Maturing January 4, 2014	678,638
	Colfax Corp.
1,466,570	Term Loan, 5.00%, Maturing May 30, 2009	1,407,908
	EPD Holdings (Goodyear Engineering Products)
255,609	Term Loan, 5.21%, Maturing July 13, 2014	208,961
1,786,963	Term loan, 5.75%, Maturing July 13, 2014	1,460,842
	Flowserve Corp.
230,816	Term Loan, 4.28%, Maturing August 10, 2012	218,265
	Generac Acquisition Corp.
1,278,949	Term Loan, 7.20%, Maturing November 7, 2013	1,027,422
	Gleason Corp.
336,936	Term Loan, 5.43%, Maturing June 30, 2013	287,238
174,893	Term Loan, 5.43%, Maturing June 30, 2013	149,097

	Itron, Inc.
$427,825	Term Loan, 4.71%, Maturing April 18, 2014	$406,434
	Jason, Inc.
297,750	Term Loan, 5.32%, Maturing April 30, 2010	263,509
	John Maneely Co.
1,486,148	Term Loan, 7.46%, Maturing December 8, 2013	1,284,457
	Kinetek Acquisition Corp.
471,307	Term Loan, 5.20%, Maturing November 10, 2013	443,028
47,131	Term Loan, 5.20%, Maturing November 10, 2013	44,303
135,341	Term Loan, 5.75%, Maturing July 11, 2014	125,867
361,250	Term Loan, 5.75%, Maturing July 11, 2014	335,962
	Polypore, Inc.
1,000,000	Term Loan, Maturing July 3, 2014 (2)	912,500
2,156,175	Term Loan, 4.96%, Maturing July 3, 2014	1,880,715
	Sequa Corp.
498,750	Term Loan, 5.95%, Maturing November 30, 2014	472,150
	TFS Acquisition Corp.
1,206,625	Term Loan, 6.20%, Maturing August 11, 2013	1,122,161
		$15,788,095
Insurance — 1.6%
	Alliant Holdings I, Inc.
$696,500	Term Loan, 5.70%, Maturing August 21, 2014	$609,437
	Amwins Group, Inc.
496,250	Term Loan, 5.58%, Maturing June 8, 2013	322,562
	Applied Systems, Inc.
994,949	Term Loan, 7.17%, Maturing September 26, 2013	905,404
	CCC Information Services Group, Inc.
785,685	Term Loan, 4.91%, Maturing February 10, 2013	728,723
	Conseco, Inc.
4,446,225	Term Loan, 4.70%, Maturing October 10, 2013	3,460,644
	Crawford & Company
877,857	Term Loan, 5.45%, Maturing October 31, 2013	816,407
	Crump Group, Inc.
723,613	Term Loan, 5.70%, Maturing August 4, 2014	687,433
	Hub International Holdings, Inc.
469,809	Term Loan, 4.40%, Maturing June 13, 2014 (3)	407,559
2,091,782	Term Loan, 5.20%, Maturing June 13, 2014	1,814,620
	U.S.I. Holdings Corp.
1,787,744	Term Loan, 5.45%, Maturing May 4, 2014	1,568,745
		$11,321,534
Leisure Goods/Activities/Movies — 4.9%
	AMC Entertainment, Inc.
$2,657,760	Term Loan, 4.36%, Maturing January 26, 2013	$2,451,415
	AMF Bowling Worldwide, Inc.
496,250	Term Loan, 5.47%, Maturing June 8, 2013	409,406
	Bombardier Recreational Products
501,266	Term Loan, 6.43%, Maturing June 28, 2013	439,443
	Carmike Cinemas, Inc.
631,842	Term Loan, 6.49%, Maturing May 19, 2012	593,931
830,012	Term Loan, 6.60%, Maturing May 19, 2012	780,211
	Cedar Fair, L.P.
3,696,765	Term Loan, 4.70%, Maturing August 30, 2012	3,429,906
	Cinemark, Inc.
3,950,946	Term Loan, 4.77%, Maturing October 5, 2013	3,594,128
	Dave & Buster’s, Inc.
47,813	Term Loan, 4.95%, Maturing March 8, 2013	44,227
122,500	Term Loan, 4.95%, Maturing March 8, 2013	113,312
	Deluxe Entertainment Services
112,305	Term Loan, 4.95%, Maturing January 28, 2011	96,582
59,055	Term Loan, 4.95%, Maturing January 28, 2011	50,787
1,198,718	Term Loan, 4.95%, Maturing January 28, 2011	1,030,898

	DW Funding, LLC
$771,241	Term Loan, 6.58%, Maturing April 30, 2011	$728,823
	Easton-Bell Sports, Inc.
1,969,868	Term Loan, 4.35%, Maturing March 16, 2012	1,684,237
	Fender Musical Instruments Corp.
709,448	Term Loan, 6.97%, Maturing June 9, 2014	603,031
1,413,469	Term Loan, 7.16%, Maturing June 9, 2014	1,201,448
	Mega Blocks, Inc.
1,476,800	Term Loan, 8.00%, Maturing July 26, 2012	1,258,972
	Metro-Goldwyn-Mayer Holdings, Inc.
250,269	Term Loan, 5.95%, Maturing April 8, 2012	199,120
2,979,308	Term Loan, 5.95%, Maturing April 8, 2012	2,370,412
	National CineMedia, LLC
2,400,000	Term Loan, 4.62%, Maturing February 13, 2015	2,096,501
	Regal Cinemas Corp.
3,952,468	Term Loan, 4.20%, Maturing November 10, 2010	3,686,665
	Revolution Studios Distribution Co., LLC
656,525	Term Loan, 6.46%, Maturing December 21, 2014	574,459
	Six Flags Theme Parks, Inc.
2,084,250	Term Loan, 4.99%, Maturing April 30, 2015	1,709,519
	Universal City Development Partners, Ltd.
796,080	Term Loan, 5.24%, Maturing June 9, 2011	752,295
	WMG Acquisition Corp.
3,965,433	Term Loan, 5.08%, Maturing February 28, 2011	3,583,760
	Zuffa, LLC
1,491,244	Term Loan, 4.63%, Maturing June 20, 2016	932,027
		$34,415,515
Lodging and Casinos — 2.7%
	Ameristar Casinos, Inc.
$734,350	Term Loan, 5.02%, Maturing November 10, 2012	$712,319
	Bally Technologies, Inc.
1,228,224	Term Loan, 7.36%, Maturing September 5, 2009	1,205,194
	CCM Merger, Inc.
194,502	Term Loan, 4.78%, Maturing April 25, 2012	173,107
	Green Valley Ranch Gaming, LLC
1,251,873	Term Loan, 4.93%, Maturing February 16, 2014	996,804
	Herbst Gaming, Inc.
1,708,026	Term Loan, 7.85%, Maturing December 2, 2011	1,224,654
70,714	Term Loan, 8.75%, Maturing December 2, 2011	50,702
	Isle of Capri Casinos, Inc.
1,142,285	Term Loan, Maturing November 30, 2013 (2)	1,000,927
400,802	Term Loan, Maturing November 30, 2013 (2)	351,202
456,914	Term Loan, Maturing November 30, 2013 (2)	400,371
1,390,496	Term Loan, 4.45%, Maturing November 30, 2013	1,147,715
433,456	Term Loan, 4.45%, Maturing November 30, 2013	356,526
556,199	Term Loan, 4.45%, Maturing November 30, 2013	459,087
	LodgeNet Entertainment Corp.
1,488,750	Term Loan, 4.70%, Maturing April 4, 2014	1,239,384
	New World Gaming Partners, Ltd.
748,125	Term Loan, 7.23%, Maturing June 30, 2014	628,425
150,000	Term Loan, 7.23%, Maturing June 30, 2014	126,000
	Penn National Gaming, Inc.
2,128,895	Term Loan, 5.13%, Maturing October 3, 2012	2,028,365
	Seminole Tribe of Florida
58,704	Term Loan, 4.48%, Maturing March 5, 2014	56,210
211,296	Term Loan, 4.63%, Maturing March 5, 2014	202,315
207,490	Term Loan, 5.56%, Maturing March 5, 2014	198,672
	Venetian Casino Resort/Las Vegas Sands Inc.
580,000	Term Loan, 0.00%, Maturing May 14, 2014 (3)	513,893
2,302,600	Term Loan, 4.45%, Maturing May 23, 2014	2,040,157

	VML US Finance, LLC
$83,333	Term Loan, 4.95%, Maturing May 25, 2012	$75,521
166,667	Term Loan, 4.95%, Maturing May 25, 2013	151,042
900,000	Term Loan, 4.95%, Maturing May 25, 2013	815,625
	Wimar OpCo, LLC
2,800,525	Term Loan, 8.50%, Maturing January 3, 2012	2,679,752
		$18,833,969
Nonferrous Metals/Minerals — 1.5%
	Alpha Natural Resources, LLC
$279,750	Term Loan, 4.42%, Maturing October 26, 2012	$269,259
	Compass Minerals Group, Inc.
2,018,817	Term Loan, 4.64%, Maturing December 22, 2012	1,945,635
	Magnum Coal Co.
66,013	Term Loan, 8.71%, Maturing March 15, 2013	64,692
383,537	Term Loan, 9.25%, Maturing March 15, 2013	375,866
	Murray Energy Corp.
339,500	Term Loan, 7.91%, Maturing January 28, 2010	322,525
	Noranda Aluminum Acquisition
2,449,250	Term Loan, 5.07%, Maturing May 18, 2014	2,179,832
	Novelis, Inc.
457,480	Term Loan, 4.70%, Maturing June 28, 2014	410,017
1,006,457	Term Loan, 4.70%, Maturing June 28, 2014	902,037
	Oxbow Carbon and Mineral Holdings
219,723	Term Loan, 4.70%, Maturing May 8, 2014	194,455
2,454,344	Term Loan, 4.81%, Maturing May 8, 2014	2,172,094
	Thompson Creek Metals Co.
645,501	Term Loan, 9.40%, Maturing October 26, 2012	626,136
	Tube City IMS Corp.
882,973	Term Loan, 4.95%, Maturing January 25, 2014	799,091
108,108	Term Loan, 4.95%, Maturing January 25, 2014	97,838
		$10,359,477
Oil and Gas — 2.1%
	Atlas Pipeline Partners, L.P.
$1,120,000	Term Loan, 5.46%, Maturing July 20, 2014	$1,084,533
	Big West Oil, LLC
553,125	Term Loan, 5.00%, Maturing May 1, 2014	511,641
687,500	Term Loan, 5.07%, Maturing May 1, 2014 (3)	635,937
	Citgo Petroleum Corp.
443,865	Term Loan, 4.42%, Maturing November 15, 2012	412,795
	Dresser, Inc.
2,455,288	Term Loan, 5.56%, Maturing May 4, 2014	2,310,016
	Dynegy Holdings, Inc.
2,651,064	Term Loan, 4.20%, Maturing April 2, 2013	2,448,920
148,191	Term Loan, 4.68%, Maturing April 2, 2013	136,892
	Energy Transfer Equity, L.P.
900,000	Term Loan, 4.88%, Maturing February 8, 2012	854,775
	Enterprise GP Holdings, L.P.
800,000	Term Loan, 6.18%, Maturing October 31, 2014	790,500
	Hercules Offshore, Inc.
496,250	Term Loan, 4.45%, Maturing July 6, 2013	472,678
	IFM (US) Colonial Pipeline 2, LLC
396,000	Term Loan, 5.09%, Maturing February 27, 2012	378,180
	Niska Gas Storage
103,287	Term Loan, 4.55%, Maturing May 13, 2011	97,090
128,887	Term Loan, 4.59%, Maturing May 13, 2011	121,153
86,947	Term Loan, 4.60%, Maturing May 13, 2011	81,730
850,992	Term Loan, 4.53%, Maturing May 12, 2013	799,932
	Targa Resources, Inc.
698,459	Term Loan, 4.70%, Maturing October 31, 2012	661,790
1,270,509	Term Loan, 6.83%, Maturing October 31, 2012	1,203,808

	Volnay Acquisition Co.
$1,597,500	Term Loan, 4.70%, Maturing January 12, 2014	$1,501,650
		$14,504,020
Publishing — 6.6%
	American Media Operations, Inc.
$2,075,000	Term Loan, 7.25%, Maturing January 31, 2013	$1,826,000
	Black Press US Partnership
365,238	Term Loan, 5.09%, Maturing August 2, 2013	328,714
601,568	Term Loan, 5.09%, Maturing August 2, 2013	541,411
	CanWest MediaWorks, Ltd.
595,500	Term Loan, 5.09%, Maturing July 10, 2014	550,837
	Dex Media West, LLC
80,982	Term Loan, 4.48%, Maturing March 9, 2010	77,912
305,284	Term Loan, 4.56%, Maturing September 9, 2010	294,090
	GateHouse Media Operating, Inc.
2,231,522	Term Loan, 5.09%, Maturing August 28, 2014	1,567,644
868,478	Term Loan, 6.34%, Maturing August 28, 2014	610,106
	Idearc, Inc.
10,220,486	Term Loan, 4.70%, Maturing November 17, 2014	8,223,659
	Laureate Education, Inc.
129,314	Term Loan, Maturing August 17, 2014 (2)	116,382
870,686	Term Loan, Maturing August 17, 2014 (2)	783,618
412,875	Term Loan, 0.00%, Maturing August 17, 2014 (3)	373,486
2,770,796	Term Loan, 6.07%, Maturing August 17, 2014	2,506,461
	MediaNews Group, Inc.
1,000,673	Term Loan, Maturing August 25, 2010 (2)	790,531
395,711	Term Loan, 4.45%, Maturing August 25, 2010	284,684
2,255,049	Term Loan, 4.95%, Maturing August 2, 2013	1,680,011
	Merrill Communications, LLC
1,674,724	Term Loan, 4.95%, Maturing February 9, 2009	1,498,878
	Nebraska Book Co., Inc.
500,000	Term Loan, Maturing March 4, 2011 (2)	465,000
1,825,745	Term Loan, 5.13%, Maturing March 4, 2011	1,674,686
	Nelson Education, Ltd.
348,252	Term Loan, 5.20%, Maturing July 5, 2014	315,168
	Newspaper Holdings, Inc.
350,000	Term Loan, 4.63%, Maturing July 24, 2014	329,000
	Nielsen Finance, LLC
5,186,171	Term Loan, 5.35%, Maturing August 9, 2013	4,693,485
	Penton Media, Inc.
992,481	Term Loan, 4.95%, Maturing February 1, 2013	774,135
	Philadelphia Newspapers, LLC
473,255	Term Loan, 6.60%, Maturing June 29, 2013	392,802
	R.H. Donnelley Corp.
903,294	Term Loan, 4.42%, Maturing June 30, 2010	842,209
	Reader’s Digest Association, Inc. (The)
5,105,953	Term Loan, 5.08%, Maturing March 2, 2014	4,220,070
	SGS International, Inc.
196,005	Term Loan, 5.60%, Maturing December 30, 2011	173,465
790,219	Term Loan, 6.91%, Maturing December 30, 2011	699,344
	Source Media, Inc.
644,593	Term Loan, 4.95%, Maturing November 8, 2011	586,580
	The Star Tribune Co.
1,089,000	Term Loan, 4.95%, Maturing March 5, 2014	688,248
	TL Acquisitions, Inc.
1,393,000	Term Loan, 5.20%, Maturing July 5, 2014	1,201,463
	Tribune Co.
2,236,667	Term Loan, 7.40%, Maturing May 17, 2009	2,011,801
1,985,000	Term Loan, 5.54%, Maturing May 17, 2014	1,335,268

	Xsys US, Inc.
$132,027	Term Loan, 4.88%, Maturing September 27, 2013	$115,111
134,855	Term Loan, 4.88%, Maturing September 27, 2014	118,251
	Xsys, Inc.
645,050	Term Loan, 4.88%, Maturing September 27, 2013	562,403
645,050	Term Loan, 4.88%, Maturing September 27, 2014	565,628
	Yell Group, PLC
2,000,000	Term Loan, Maturing February 10, 2013 (2)	1,660,000
850,000	Term Loan, 4.70%, Maturing February 10, 2013	731,455
		$46,209,996
Radio and Television — 4.7%
	Block Communications, Inc.
$1,006,000	Term Loan, Maturing December 22, 2011 (2)	$930,550
144,059	Term Loan, 4.70%, Maturing December 22, 2011	133,254
	Citadel Broadcasting Corp.
5,475,000	Term Loan, 4.32%, Maturing June 12, 2014	4,513,453
	CMP Susquehanna Corp.
1,420,179	Term Loan, 4.81%, Maturing May 5, 2013	1,129,042
	Cumulus Media, Inc.
1,359,606	Term Loan, 4.62%, Maturing June 11, 2014	1,162,463
	Discovery Communications, Inc.
2,530,875	Term Loan, 4.70%, Maturing April 30, 2014	2,329,987
	Emmis Operating Co.
1,461,664	Term Loan, 4.67%, Maturing November 2, 2013	1,227,798
	Entravision Communications Corp.
235,000	Term Loan, 6.23%, Maturing September 29, 2013	204,058
	Gray Television, Inc.
1,790,014	Term Loan, 6.21%, Maturing January 19, 2015	1,505,402
	HIT Entertainment, Inc.
1,304,350	Term Loan, 5.07%, Maturing March 20, 2012	1,102,176
	LBI Media, Inc.
245,000	Term Loan, 4.20%, Maturing March 31, 2012	214,375
	Live Nation Worldwide, Inc.
824,326	Term Loan, 5.45%, Maturing December 21, 2013	758,380
	Local TV Finance, LLC
992,500	Term Loan, 5.16%, Maturing May 7, 2013	838,663
	NEP II, Inc.
816,745	Term Loan, 4.95%, Maturing February 16, 2014	726,223
	Nexstar Broadcasting, Inc.
156,525	Term Loan, 4.45%, Maturing October 1, 2012	140,089
148,179	Term Loan, 4.45%, Maturing October 1, 2012	132,620
	PanAmSat Corp.
2,048,828	Term Loan, 5.61%, Maturing January 3, 2014	1,879,800
2,048,214	Term Loan, 5.61%, Maturing January 3, 2014	1,879,236
2,048,214	Term Loan, 5.61%, Maturing January 3, 2014	1,879,236
	Paxson Communications Corp.
250,000	Term Loan, 7.51%, Maturing January 15, 2012	203,750
	Raycom TV Broadcasting, LLC
1,800,000	Term Loan, 4.63%, Maturing June 25, 2014	1,692,000
	SFX Entertainment
122,364	Term Loan, 5.45%, Maturing June 21, 2013	112,575
	Sirius Satellite Radio, Inc.
497,500	Term Loan, 5.00%, Maturing December 19, 2012	430,338
	Spanish Broadcasting System, Inc.
857,345	Term Loan, 4.45%, Maturing June 10, 2012	709,453
	Univision Communications, Inc.
500,000	Term Loan, 5.20%, Maturing March 29, 2009	474,167
225,391	Term Loan, 0.00%, Maturing September 29, 2014 (3)	178,341
6,491,276	Term Loan, 5.48%, Maturing September 29, 2014	5,136,222

	Young Broadcasting, Inc.
$710,657	Term Loan, 5.69%, Maturing November 3, 2012	$634,262
527,373	Term Loan, 5.69%, Maturing November 3, 2012	470,681
		$32,728,594
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$1,576,937	Term Loan, 5.50%, Maturing April 26, 2013	$1,477,065
	RailAmerica, Inc.
950,000	Term Loan, 5.32%, Maturing August 14, 2008	909,625
		$2,386,690
Retailers (Except Food and Drug) — 2.2%
	Amscan Holdings, Inc.
$346,500	Term Loan, 5.08%, Maturing May 25, 2013	$299,723
	Claire’s Stores, Inc.
248,125	Term Loan, 5.83%, Maturing May 24, 2014	190,918
	Cumberland Farms, Inc.
1,469,853	Term Loan, 4.86%, Maturing September 29, 2013	1,381,661
	Educate, Inc.
534,854	Term Loan, 5.12%, Maturing June 14, 2013	481,368
	FTD, Inc.
407,736	Term Loan, 4.45%, Maturing July 28, 2013	372,875
	Harbor Freight Tools USA, Inc.
675,468	Term Loan, 4.85%, Maturing July 15, 2010	585,125
	Josten’s Corp.
1,718,131	Term Loan, 6.72%, Maturing October 4, 2011	1,637,951
	Neiman Marcus Group, Inc.
2,083,824	Term Loan, 4.76%, Maturing April 5, 2013	1,932,946
	Orbitz Worldwide, Inc.
845,750	Term Loan, 5.89%, Maturing July 25, 2014	714,659
	Oriental Trading Co., Inc.
1,921,034	Term Loan, 5.15%, Maturing July 31, 2013	1,527,222
	Pep Boys - Manny, Moe, & Jack, (The)
1,509,865	Term Loan, 5.09%, Maturing January 27, 2011	1,449,470
	Rent-A-Center, Inc.
1,702,398	Term Loan, 5.05%, Maturing November 15, 2012	1,570,462
	Rover Acquisition Corp.
740,625	Term Loan, 5.14%, Maturing October 26, 2013	661,563
	Savers, Inc.
112,786	Term Loan, 5.80%, Maturing August 11, 2012	104,891
122,757	Term Loan, 5.80%, Maturing August 11, 2012	114,164
	The Yankee Candle Company, Inc.
3,218,166	Term Loan, 4.61%, Maturing February 6, 2014	2,788,541
		$15,813,539
Steel — 0.3%
	Algoma Acquisition Corp.
$1,310,931	Term Loan, 7.33%, Maturing June 20, 2013	$1,160,174
	Niagara Corp.
997,487	Term Loan, 7.71%, Maturing June 29, 2014	827,915
		$1,988,089
Surface Transport — 0.5%
	Baker Corp.
$992,500	Term Loan, 5.29%, Maturing May 8, 2014	$908,138
	Gainey Corp.
945,468	Term Loan, 9.84%, Maturing April 20, 2012	479,038
	Oshkosh Truck Corp.
1,036,875	Term Loan, 4.76%, Maturing December 6, 2013	967,988
	Swift Transportation Co., Inc.
1,877,907	Term Loan, 6.50%, Maturing May 10, 2014	1,416,479
		$3,771,643

Telecommunications — 2.5%
	Alaska Communications Systems Holdings, Inc.
$333,333	Term Loan, 4.45%, Maturing February 1, 2012	$306,875
1,367,917	Term Loan, 4.45%, Maturing February 1, 2012	1,259,338
	Alltell Communication
500,000	Term Loan, Maturing May 16, 2014 (2)	455,000
497,494	Term Loan, 5.55%, Maturing May 16, 2014	447,316
1,268,625	Term Loan, 5.57%, Maturing May 16, 2015	1,147,577
	Asurion Corp.
2,750,000	Term Loan, 6.10%, Maturing July 13, 2012	2,342,084
	Cellular South, Inc.
375,000	Term Loan, 0.00%, Maturing May 29, 2014 (3)	346,875
1,119,375	Term Loan, 4.37%, Maturing May 29, 2014	1,035,422
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 4.72%, Maturing February 9, 2011	308,441
	Cincinnati Bell, Inc.
131,250	Term Loan, 4.91%, Maturing August 31, 2012	124,400
	CommScope, Inc.
792,266	Term Loan, 5.19%, Maturing November 19, 2014	760,576
	Crown Castle Operating Co.
371,250	Term Loan, 4.20%, Maturing January 9, 2014	340,506
	FairPoint Communications, Inc.
1,875,000	Term Loan, Maturing March 31, 2015 (2)	1,651,562
	Intelsat Bermuda, Ltd.
575,000	Term Loan, 5.61%, Maturing February 1, 2014	574,041
	Intelsat Subsidiary Holding Co.
271,563	Term Loan, 5.61%, Maturing July 3, 2013	254,997
	Iowa Telecommunications Services
1,450,000	Term Loan, 4.44%, Maturing November 23, 2011	1,375,083
	IPC Systems, Inc.
1,389,500	Term Loan, 4.95%, Maturing May 31, 2014	1,069,915
	NTelos, Inc.
1,848,219	Term Loan, 5.27%, Maturing August 24, 2011	1,762,738
	Stratos Global Corp.
188,000	Term Loan, 5.44%, Maturing February 13, 2012	175,310
	Telesat Canada, Inc.
75,182	Term Loan, 6.00%, Maturing October 22, 2014 (3)	69,808
877,576	Term Loan, 6.58%, Maturing October 22, 2014	814,843
	Windstream Corp.
816,584	Term Loan, 5.50%, Maturing July 17, 2013	787,421
		$17,410,128
Utilities — 2.3%
	AEI Finance Holding, LLC
$150,829	Revolving Loan, 5.70%, Maturing March 30, 2012	$131,221
1,112,283	Term Loan, 5.69%, Maturing March 30, 2014	967,686
	Astoria Generating Co.
1,034,490	Term Loan, 4.35%, Maturing February 23, 2013	960,007
	BRSP, LLC
467,151	Term Loan, 7.91%, Maturing July 13, 2009	434,450
	Calpine Corp.
1,485,028	DIP Loan, 5.58%, Maturing March 30, 2009	1,321,941
	Covanta Energy Corp.
635,155	Term Loan, 4.19%, Maturing February 9, 2014	588,577
1,276,947	Term Loan, 5.08%, Maturing February 9, 2014	1,183,305
	Mirant North America, LLC
179,482	Term Loan, 4.45%, Maturing January 3, 2013	170,022
	NRG Energy, Inc.
2,982,945	Term Loan, 4.20%, Maturing June 1, 2014	2,798,581
1,456,972	Term Loan, 4.35%, Maturing June 1, 2014	1,366,923
	NSG Holdings, LLC
114,488	Term Loan, 4.35%, Maturing June 15, 2014	103,039
864,309	Term Loan, 4.35%, Maturing June 15, 2014	777,878

	Pike Electric, Inc.
$90,975	Term Loan, 4.38%, Maturing July 1, 2012	$86,142
	TXU Texas Competitive Electric Holdings Co., LLC
1,000,000	Term Loan, Maturing October 10, 2014 (2)	912,500
250,000	Term Loan, Maturing October 10, 2014 (2)	230,313
597,000	Term Loan, 6.58%, Maturing October 10, 2014	545,670
2,089,500	Term Loan, 6.58%, Maturing October 10, 2014	1,899,802
	USPF Holdings, LLC
992,500	Term Loan, 6.94%, Maturing April 11, 2014	888,287
	Vulcan Energy Corp.
776,840	Term Loan, 4.36%, Maturing July 23, 2010	722,461
		$16,088,805
Total Senior Floating-Rate Interests (identified cost $747,534,982)		$674,576,181

Corporate Bonds & Notes — 0.1%

Principal Amount (000’s omitted)	Security	Value
Electronics/Electrical — 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	7.008%, 10/15/13	$248,625
		$248,625
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	6.05%, 6/15/13	$271,500
		$271,500
Total Corporate Bonds & Notes (identified cost $600,879)		$520,125

Short-Term Investments — 5.6%

Time Deposits — 0.9%

Principal
Amount
(000’s omitted)	Description	Value
$6,114	BNP Paribas, 3.00%, 4/1/08	$6,114,000
Total Time Deposits (identified cost $6,114,000)		$6,114,000

Commercial Paper — 4.7%

Principal Amount	Borrower	Rate	Maturity Date	Amount
$6,000,000	American Honda Finance Corp.	2.30%	04/02/08	$5,999,616
3,000,000	AT&T, Inc. (5)	2.30%	04/03/08	2,999,617
5,000,000	Australia & New Zealand Banking Group, Ltd. (5)	2.95%	04/07/08	4,997,542
6,000,000	ConocoPhillips Co. (5)	2.35%	04/07/08	5,997,650
5,000,000	ING U.S. Funding LLC	2.80%	04/07/08	4,997,666
5,000,000	USAA Capital Corp.	2.28%	04/01/08	5,000,000
3,000,000	Walgreen Co. (5)	2.33%	04/03/08	2,999,612
Total Commercial Paper (identified cost $32,991,703)				$32,991,703
Total Short-Term Investments (identified cost $39,105,703)				$39,105,703
Total Investments — 101.7% (identified cost $787,241,564)				$714,202,009
Less Unfunded Loan Commitments — (0.7)%				$(4,691,453)
Net Investments — 101.0% (identified cost $782,550,111)				$709,510,556
Other Assets, Less Liabilities — (1.0)%				$(6,887,243)
Net Assets— 100.0%				$702,623,313

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after March 31, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$782,557,759
Gross unrealized appreciation	$82,396
Gross unrealized depreciation	(73,129,599)
Net unrealized depreciation	$(73,047,203)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements,” effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	709,281,696	—
Level 3	Significant Unobservable Inputs	228,860	—
Total		$709,510,556	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2007	$285,584
Accrued discounts/premiums	(3)
Realized gain/loss and change in unrealized appreciation/depreciation	(55,452)
Net purchases/sales	(1,269)
Net transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$228,860
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2008	$(55,452)

The Fund’s investments are primarily in interests in senior floating-rate loans (Senior Loans). Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Eaton Vance VT Worldwide Health Sciences Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.39%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 12.35% (1)
Merck KGaA Co.	5,900	$729,415	3.74%
Novartis AG	16,100	829,539	4.25%
Roche Holding AG	4,500	851,587	4.36%
		$2,410,541	12.35%
Major Capitalization - Far East — 5.51% (1)
Astellas Pharma, Inc.	10,000	$393,307	2.02%
Shionogi & Co., Ltd.	39,600	682,024	3.49%
		$1,075,331	5.51%
Major Capitalization - North America — 43.69% (1)
Abbott Laboratories	13,000	$716,950	3.67%
Amgen, Inc. (2)	8,900	371,842	1.91%
Barr Pharmaceuticals (2)	8,500	410,635	2.10%
Baxter International, Inc.	16,000	925,120	4.74%
Biogen Idec, Inc. (2)	13,000	801,970	4.11%
Bristol-Myers Squibb Co.	36,000	766,800	3.93%
Covidien, Ltd.	9,500	420,375	2.15%
Genentech, Inc. (2)	12,500	1,014,750	5.20%
Genzyme Corp. (2)	15,900	1,185,186	6.07%
Merck & Co., Inc.	6,200	235,290	1.21%
Pfizer, Inc.	18,000	376,740	1.93%
Schering-Plough Corp.	46,900	675,829	3.46%
Wyeth	15,000	626,400	3.21%
		$8,527,887	43.69%
Small & Mid Capitalization - North America — 31.84% (1)
Align Technology, Inc. (2)	26,000	$288,860	1.48%
BioMarin Pharmaceutical, Inc. (2)	16,000	565,920	2.90%
Exelixis, Inc. (2)	35,200	244,640	1.25%
Genomic Health, Inc. (2)	11,800	222,902	1.14%
Gen-Probe, Inc. (2)	18,000	867,600	4.45%
ImClone Systems, Inc. (2)	12,200	517,524	2.65%
InterMune, Inc. (2)	18,000	262,440	1.34%
LifeCell Corp. (2)	12,000	504,360	2.58%
Millennium Pharmaceuticals, Inc. (2)	30,200	466,892	2.39%
Mylan, Inc.	33,700	390,920	2.00%
NPS Pharmaceuticals, Inc. (2)	34,800	135,720	0.70%
Onyx Pharmaceuticals, Inc. (2)	11,600	336,748	1.73%
OSI Pharmaceuticals, Inc. (2)	12,500	467,375	2.39%
Sepracor, Inc. (2)	19,000	370,880	1.90%
Vertex Pharmaceuticals, Inc. (2)	24,000	573,360	2.94%
		$6,216,141	31.84%
Total Common Stocks (identified cost $16,920,778)		$18,229,900

1

Short-Term Investments — 4.84%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
BNP Paribas, Time Deposit, 3.00%, 4/1/08	$492	$492,000	2.52%
ConocoPhillips Co., Commercial Paper, 2.35%, 4/7/08 (3)	453	452,823	2.32%
Total Short-Term Investments (identified cost $944,823)		$944,823
Total Investments (identified cost $17,865,601)		$19,174,723	98.23%
Other Assets, Less Liabilities		$344,517	1.77%
Net Assets		$19,519,240	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	80.37%	$15,688,851
Switzerland	8.61	1,681,127
Japan	5.51	1,075,330
Germany	3.74	729,415
	98.23%	$19,174,723

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,891,021
Gross unrealized appreciation	3,647,990
Gross unrealized depreciation	(2,364,288)
Net unrealized appreciation	$1,283,702

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$14,744,028	$—
Level 2	Other Significant Observable Inputs	4,430,695	—
Level 3	Significant Unobservable Inputs	—	—
Total		$19,174,723	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

2

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

3

Eaton Vance VT Large-Cap Value Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 5.2%
General Dynamics Corp.	4,550	$379,333
Lockheed Martin Corp.	3,750	372,375
United Technologies Corp.	6,000	412,920
		$1,164,628
Auto Components — 1.0%
Johnson Controls, Inc.	6,850	$231,530
		$231,530
Capital Markets — 5.7%
Ameriprise Financial, Inc.	10,150	$526,277
Bank of New York Mellon Corp. (The)	8,300	346,359
Goldman Sachs Group, Inc.	2,500	413,475
		$1,286,111
Chemicals — 0.5%
Air Products and Chemicals, Inc.	1,250	$115,000
		$115,000
Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	4,500	$295,065
U.S. Bancorp	8,350	270,206
Wells Fargo & Co.	9,450	274,995
		$840,266
Communications Equipment — 1.2%
Nokia Oyj ADR	8,450	$268,963
		$268,963
Computer Peripherals — 4.8%
Hewlett-Packard Co.	11,500	$525,090
International Business Machines Corp.	4,775	549,793
		$1,074,883
Diversified Financial Services — 4.3%
Bank of America Corp.	10,000	$379,100
JPMorgan Chase & Co.	13,600	584,120
		$963,220
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	13,825	$529,497
Verizon Communications, Inc.	11,100	404,595
		$934,092
Electric Utilities — 2.1%
Edison International	9,450	$463,239
		$463,239
Energy Equipment & Services — 5.3%
Diamond Offshore Drilling, Inc.	2,100	$244,440
Halliburton Co.	6,950	273,343
National-Oilwell Varco, Inc. (1)	4,600	268,548
Transocean, Inc. (1)	2,925	395,460
		$1,181,791

1

Food & Staples Retailing — 4.1%
CVS Caremark Corp.	4,200	$170,142
Kroger Co. (The)	12,400	314,960
Safeway, Inc.	6,840	200,754
Wal-Mart Stores, Inc.	4,450	234,426
		$920,282
Food Products — 2.4%
Nestle SA	1,070	$537,022
		$537,022
Health Care Providers & Services — 0.7%
Aetna, Inc.	3,600	$151,524
		$151,524
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	2,875	$160,339
		$160,339
Household Products — 1.3%
Kimberly-Clark Corp.	4,600	$296,930
		$296,930
Independent Power Producers & Energy Traders — 2.9%
Mirant Corp. (1)	8,300	$302,037
NRG Energy, Inc. (1)	9,250	360,657
		$662,694
Industrial Conglomerates — 1.4%
General Electric Co.	8,600	$318,286
		$318,286
Insurance — 7.8%
Chubb Corp.	8,350	$413,158
Hartford Financial Services Group, Inc.	1,925	145,857
Lincoln National Corp.	6,100	317,200
MetLife, Inc.	5,600	337,456
St. Paul Travelers Companies, Inc. (The)	11,150	533,528
		$1,747,199
Machinery — 2.6%
Deere & Co.	4,250	$341,870
Eaton Corp.	3,025	241,002
		$582,872
Media — 2.3%
Comcast Corp., Class A	13,500	$261,090
Walt Disney Co.	7,950	249,471
		$510,561
Metals & Mining — 4.2%
Alcoa, Inc.	4,000	$144,240
BHP Billiton, Ltd. ADR	2,800	184,380
Companhia Vale do Rio Doce ADR	3,250	112,580
Freeport-McMoRan Copper & Gold, Inc., Class B	3,654	351,588
Rio Tinto PLC ADR	375	154,440
		$947,228
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	6,400	$257,216
		$257,216

2

Oil, Gas & Consumable Fuels — 12.1%
Anadarko Petroleum Corp.	4,000	$252,120
Apache Corp.	2,850	344,337
ConocoPhillips	5,850	445,829
Exxon Mobil Corp.	4,200	355,236
Hess Corp.	5,100	449,718
Occidental Petroleum Corp.	6,500	475,605
Valero Energy Corp.	2,750	135,053
XTO Energy, Inc.	4,400	272,184
		$2,730,082
Pharmaceuticals — 5.7%
Abbott Laboratories	3,550	$195,783
Johnson & Johnson	5,550	360,029
Merck & Co., Inc.	8,500	322,575
Pfizer, Inc.	19,000	397,670
		$1,276,057
Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	2,225	$214,757
Boston Properties, Inc.	1,400	128,898
Simon Property Group, Inc.	2,775	257,825
		$601,480
Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	4,900	$451,878
		$451,878
Specialty Retail — 2.0%
Staples, Inc.	9,500	$210,045
TJX Companies, Inc. (The)	7,500	248,025
		$458,070
Textiles, Apparel & Luxury Goods — 0.8%
Nike, Inc., Class B	2,600	$176,800
		$176,800
Tobacco — 1.5%
Altria Group, Inc.	4,500	$99,900
Philip Morris International, Inc. (1)	4,500	227,610
		$327,510
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC ADR	6,850	$202,144
		$202,144
Total Common Stocks (identified cost $22,894,947)		$21,839,897

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
BNP Paribas Time Deposit, 3.00%, 4/1/08	$559	$559,000
Total Short-Term Investments (identified cost $559,000)		$559,000
Total Investments — 99.7% (identified cost $23,453,947)		$22,398,897
Other Assets, Less Liabilities — 0.3%		$70,974
Net Assets — 100.0%		$22,469,871

3

ADR	—	American Depository Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,458,318
Gross unrealized appreciation	617,538
Gross unrealized depreciation	(1,676,959)
Net unrealized depreciation	$(1,059,421)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$21,302,875	$—
Level 2	Other Significant Observable Inputs	1,096,022	—
Level 3	Significant Unobservable Inputs	—	—
Total		$22,398,897	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.  The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 15, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008